FAIR VALUE DISCLOSURES (Fair Value Measurement Reconciliation for All Levels) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	$ 16	$ (20)	$ (58)
Transfers into level 3		99
Transfers into level 3	(62)	(125)
Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	20	36
Increase (decrease) in the fair value of the reinsurance contracts	(261)	(141)
Policyholders' benefits	20	184
Other comprehensive income (loss)	20	30
Transfers into level 3	25
Public corporate | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other comprehensive income (loss)	11
Public corporate | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(420)	(380)	(291)
Investment Income, Net	0	3	2
Gain (Loss) on Investments	1	2	3
Subtotal	1	5	5
Other comprehensive income (loss)	7	(25)	6
Purchases	572	60	162
Sales	(142)	(38)	(30)
Transfers into level 3	25	99	15
Transfers into level 3	(38)	(61)	(69)
Closing Balance	(845)	(420)	(380)
States and political subdivisions | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other comprehensive income (loss)	(1)	(2)
States and political subdivisions | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(45)	(47)	(46)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	(2)	(1)	2
Purchases	0	0	0
Sales	(1)	(1)	(1)
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	(42)	(45)	(47)
Foreign governments | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(1)	0	0
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	0	0	0
Purchases	0	1	0
Sales	0	0	0
Transfers into level 3	0	0	0
Transfers into level 3	(1)	0	0
Closing Balance	0	(1)	0
Commercial mortgage-backed | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other comprehensive income (loss)	9	61
Commercial mortgage-backed | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(503)	(715)	(700)
Investment Income, Net	0	1	2
Gain (Loss) on Investments	(67)	(38)	(89)
Subtotal	(67)	(37)	(87)
Other comprehensive income (loss)	14	64	135
Purchases	0	0	0
Sales	(87)	(175)	(20)
Transfers into level 3	0	0	0
Transfers into level 3	(14)	(64)	(13)
Closing Balance	(349)	(503)	(715)
Residential Mortgage Backed Securities | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	0	(2)	(4)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	0	0	0
Purchases	0	0	0
Sales	0	(2)	(2)
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	0	0	(2)
Asset-backed Securities | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(40)	(53)	(83)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	1	(4)	7
Purchases	0	0	0
Sales	(8)	(9)	(37)
Transfers into level 3	0	0	0
Transfers into level 3	(9)	0	0
Closing Balance	(24)	(40)	(53)
Redeemable preferred stock | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	0	0	(15)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Increase (decrease) in the fair value of the reinsurance contracts	0	0	0
Policyholders' benefits	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	0	0	0
Purchases	1	0	0
Sales	0	0	(15)
Settlements	0	0	0
Activities related to VIEs	0
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	(1)	0	0
Contingent Payment Arrangements | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(31)	(42)	(38)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Increase (decrease) in the fair value of the reinsurance contracts	0	0	0
Policyholders' benefits	0	0	0
Subtotal	0	0	0
Other comprehensive income (loss)	0
Purchases	11	0	9
Sales	0	(11)	(5)
Settlements	(24)	0	0
Activities related to VIEs	0
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	(18)	(31)	(42)
Other equity investments | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(49)	(61)	(52)
Investment Income, Net	0	0	3
Gain (Loss) on Investments	0	5	1
Increase (decrease) in the fair value of the reinsurance contracts	0	0	0
Policyholders' benefits	0	0	0
Subtotal	0	5	4
Other comprehensive income (loss)	(2)	2	0
Purchases	0	1	8
Sales	0	(20)	(1)
Settlements	0	0	0
Activities related to VIEs	20
Transfers into level 3	0	0	0
Transfers into level 3	(56)	0	(2)
Closing Balance	(11)	(49)	(61)
Gmib Reinsurance | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Increase (decrease) in the fair value of the reinsurance contracts	(261)	(141)
Gmib Reinsurance | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(10,570)	(10,711)	(6,747)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Increase (decrease) in the fair value of the reinsurance contracts	(419)	(327)	3,774
Policyholders' benefits	0	0	0
Subtotal	(419)	(327)	3,774
Other comprehensive income (loss)	0	0	0
Purchases	223	228	225
Sales	(65)	(42)	(35)
Settlements	0	0	0
Activities related to VIEs	0
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	(10,309)	(10,570)	(10,711)
Separate Accounts | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	20
Separate Accounts | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(313)	(260)	(237)
Investment Income, Net	0	0	0
Gain (Loss) on Investments	19	36	15
Increase (decrease) in the fair value of the reinsurance contracts	0	0	0
Policyholders' benefits	0	0	0
Subtotal	19	36	15
Other comprehensive income (loss)	0	0	0
Purchases	10	26	16
Sales	0	(2)	(3)
Settlements	(7)	(5)	(5)
Activities related to VIEs	0
Transfers into level 3	1	0	0
Transfers into level 3	(23)	(2)	0
Closing Balance	(313)	(313)	(260)
GIB and GWBL and Other Features | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Policyholders' benefits	20	(184)
GIB and GWBL and Other Features | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Beginning Balance	(184)	(128)	0
Investment Income, Net	0	0	0
Gain (Loss) on Investments	0	0	0
Increase (decrease) in the fair value of the reinsurance contracts	0	0	0
Policyholders' benefits	(245)	(130)	(8)
Subtotal	(245)	(130)	(8)
Other comprehensive income (loss)	0	0	0
Purchases	225	186	136
Sales	0	0	0
Settlements	0	0	0
Activities related to VIEs	0
Transfers into level 3	0	0	0
Transfers into level 3	0	0	0
Closing Balance	(164)	(184)	$ (128)
Total Debt Maturities Available For Sale | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Other comprehensive income (loss)	$ 20	$ 30